Note 5 - Property, Plant and Improvements, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
3
– PROPERTY, PLANT AND IMPROVEMENTS, NET

Property and equipment, net consists of the following as of:

	March 31, 2020	December 31, 2019
Leasehold improvements	$166,163	$166,163
Furniture and equipment	17,668	17,668
Accumulated depreciation	(40,302)	(35,706)

Net property, plant and improvements	$143,529	$148,125

Depreciation expense was
$4,596
for each of the
three
-months ended
March 31, 2020
and
2019,
respectively.

NOTE
5
– PROPERTY, PLANT AND IMPROVEMENTS, NET

Property and equipment, net consists of the following as of
December 31:

	2019	2018
Leasehold improvements	$166,163	$166,163
Furniture and equipment	17,668	17,668
Accumulated depreciation	(35,706)	(17,322)

Net property, plant and improvements	$148,125	$166,509

Depreciation and amortization expense was
$18,384
and
$14,230
for the years ended
December 31, 2019
and
2018,
respectively.